Guarantees and commitments (Details 4) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 101	$ 100	$ 570	$ 100	$ 580
New claims	1	1	317	2	330
Claims settled through repurchases	(1)	0	0	(1)	0
Other settlements	0	0	(416)	0	(425)
Total claims settled	(1)	0	(416)	(1)	(425)
Claims rescinded	0	0	(4)	0	(15)
Transfers to/from arbitration and litigation, net	0	0	(314)	0	(317)
Balance at end of period	101	101	153	101	153
Repurchase price at the time of settlement	(2)	0	0	(2)	0
Other settlements, settlement value	0	0	(59)	0	(66)
Provisions for outstanding repurchase claims
Balance at beginning of period	1	6	136	6	146
Increase/(decrease) in provisions, net	2	(5)	(17)	(3)	(20)
Realized losses	(2)	0	(59)	(2)	(66)
Balance at end of period	1	1	60	1	60
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	13	13	69	13	77
New claims	0	0	3	0	9
Claims settled through repurchases	0	0	0	0	0
Other settlements	0	0	(1)	0	(4)
Total claims settled	0	0	(1)	0	(4)
Claims rescinded	0	0	(4)	0	(15)
Transfers to/from arbitration and litigation, net	0	0	0	0	0
Balance at end of period	13	13	67	13	67
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	5	4	418	4	420
New claims	1	1	0	2	1
Claims settled through repurchases	(1)	0	0	(1)	0
Other settlements	0	0	(415)	0	(416)
Total claims settled	(1)	0	(415)	(1)	(416)
Claims rescinded	0	0	0	0	0
Transfers to/from arbitration and litigation, net	0	0	0	0	(2)
Balance at end of period	5	5	3	5	3
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	83	83	83	83	83
New claims	0	0	314	0	320
Claims settled through repurchases	0	0	0	0	0
Other settlements	0	0	0	0	(5)
Total claims settled	0	0	0	0	(5)
Claims rescinded	0	0	0	0	0
Transfers to/from arbitration and litigation, net	0	0	(314)	0	(315)
Balance at end of period	$ 83	$ 83	$ 83	$ 83	$ 83